Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

13. Derivative Instruments

The Company periodically uses derivative instruments to manage risk from changes in market conditions that may affect the Company's financial performance. The Company primarily uses derivative instruments to manage its primary market risks, which are interest rate risk and foreign currency exchange rate risk.

The Company uses forward currency exchange contracts to hedge foreign currency risk in the United Kingdom and Australia. The Company's forward currency exchange contracts are non-designated derivatives. Any gain or loss resulting from these contracts is recorded as income or loss and is included in “Foreign currency transaction gain (loss)” in the Company's consolidated statements of income.

The Company's derivative instruments are presented in its financial statements on a net basis. The following table presents information related to the Company's derivative instruments as of September 30, 2013 and 2012 and December 31, 2012 (dollars in thousands):

Assets	As of September 30, 2013
Non-designated derivatives:	Notional Amount	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet(a)	Net Amounts of Assets Presented in the Consolidated Balance Sheet(b)
Forward currency exchange contracts	$97,290	$-	$(790)	$(790)

Assets	As of Septebmer 30, 2012
Non-designated derivatives:	Notional Amount	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet(a)	Net Amounts of Assets Presented in the Consolidated Balance Sheet(b)
Forward currency exchange contracts	$93,642	$-	$(307)	$(307)

Assets	As of December 31, 2012
Non-designated derivatives:	Notional Amount	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet(a)	Net Amounts of Assets Presented in the Consolidated Balance Sheet(b)
Forward currency exchange contracts	$93,813	$-	$(406)	$(406)

(a) As of September 30, 2013, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company's derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.

(b) Represents the fair value of forward currency exchange contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.

The following table presents information on the effect of derivative instruments on the consolidated results of operations and AOCI for the three and nine months ended September 30, 2013 and 2012 (dollars in thousands):

	Gains (Losses) Recognized in Income		Gains Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income
	Three Months Ended		Three Months Ended		Three Months Ended
	September 30,		September 30,		September 30,
	2013	2012	2013	2012	2013	2012
Non-designated derivatives:
Forward currency exchange contracts(a)	$(5,432)	$(4,097)	$-	$-	$-	$-
Total	$(5,432)	$(4,097)	$-	$-	$-	$-

	Gains (Losses) Recognized in Income		Gains Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income
	Nine Months Ended		Nine Months Ended		Nine Months Ended
	September 30,		September 30,		September 30,
	2013	2012	2013	2012	2013	2012
Derivatives designated as hedges:
Interest rate contracts	$-	$-	$-	$12	$-	$-
Total	$-	$-	$-	$12	$-	$-

Non-designated derivatives:
Forward currency exchange contracts(a)	$(181)	$(5,118)	$-	$-	$-	$-
Total	$(181)	$(5,118)	$-	$-	$-	$-

The gains/(losses) on these derivatives substantially offset the (losses)/gains on the hedged portion of foreign intercompany balances.

18. Derivative Instruments

The Company periodically uses derivative instruments to manage interest rate risk and foreign currency exchange rate risk.

Prior to 2012, the Company used interest rate cap agreements for the purpose of managing interest rate exposure on its floating rate debt. For derivatives designated as cash flow hedges, the effective portions of changes in the estimated fair value of the derivative are reported in “Accumulated other comprehensive income (loss)” (or “OCI”) and are subsequently reclassified into earnings when the hedged item affects earnings. The change in the estimated fair value of the ineffective portion of the hedge, if any, was recorded as income or expense.

On March 27, 2009, the Company entered into an interest rate cap agreement with a notional amount of $15.0 million to hedge the Company's outstanding floating rate line of credit for a term of 36 months at a fixed rate of 3.25%.This interest rate contract was determined to be a perfectly effective cash flow hedge, pursuant to ASC 815-20-25, at its inception and on an ongoing basis until its expiration in 2012.

The Company uses forward currency exchange contracts to hedge foreign currency risk in the United Kingdom and Australia, and, prior to 2012, in Mexico. The Company's forward currency exchange contracts are non-designated derivatives. Any gain or loss resulting from these contracts is recorded as income or loss and is included in “Foreign currency transaction (loss) gain” in the Company's consolidated statements of income.

The fair values of the Company's derivative instruments as of December 31, 2012 and 2011 were as follows (dollars in thousands):

		Balance as of December 31,
Assets	Balance Sheet Location	2012		2011
Derivatives designated as hedges:		Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate contracts	Prepaid expenses and other assets	$-	$-	$15,000	$-

Non-designated derivatives:
Forward currency exchange contracts	Prepaid expenses and other assets	$93,813	$(406)	$80,375	$260

The following table presents information on the effect of derivative instruments on the consolidated results of operations and OCI for the years ended December 31, 2012 and 2011 (dollars in thousands):

		Gains (Losses) Recognized in Income				Gains (Losses) Recognized in OCI				Gains (Losses) Reclassified From OCI into Income
		Year Ended December 31,				Year Ended December 31,				Year Ended December 31,
		2012		2011		2012		2011		2012		2011

Derivatives designated as hedges:
Interest rate contracts	$	─	$	─		$12		$98	$	─	$	─
Total	$	─	$	─		$12		$98	$	─	$	─

Non-designated derivatives:
Forward currency exchange contracts(a)		$(4,794)		$3,159	$	─	$	─	$	─	$	─
Total		$(4,794)		$3,159	$	─	$	─	$	─	$	─

The gains/(losses) shown on these derivatives substantially offset the gain or loss on the hedged portion of foreign intercompany balances.

(a)